Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information
Summary of the Group's operating segment results

There was no significant transaction between reportable segments for the years ended December 31, 2012, 2013 and 2014 (in thousands).

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Total revenues:
Online game services	7,287,063	8,308,618	9,815,019
Advertising services	850,157	1,094,623	1,551,652
E-mail, e-commerce and others	242,741	368,014	1,113,773
Total revenues	8,379,961	9,771,255	12,480,444

Sales tax expense (Note 11(b)):
Online game services	(86,478)	(444,154)	(548,861)
Advertising services	(82,680)	(107,156)	(154,583)
E-mail, e-commerce and others	(9,847)	(23,770)	(64,166)
Total Sales taxes	(179,005)	(575,080)	(767,610)

Net revenues:
Online game services	7,200,585	7,864,464	9,266,158
Advertising services	767,477	987,467	1,397,069
E-mail, e-commerce and others	232,894	344,244	1,049,607
Total net revenues	8,200,956	9,196,175	11,712,834

Cost of revenues:
Online game services	(1,872,734)	(1,649,803)	(2,111,701)
Advertising services	(474,165)	(461,286)	(528,665)
E-mail, e-commerce and others	(231,168)	(367,427)	(621,178)
Total cost of revenues	(2,578,067)	(2,478,516)	(3,261,544)

Gross profit (loss):
Online game services	5,327,851	6,214,661	7,154,457
Advertising services	293,312	526,181	868,404
E-mail, e-commerce and others	1,726	(23,183)	428,429
Total gross profit	5,622,889	6,717,659	8,451,290